Annual Total Returns [BarChart] - AMG Beutel Goodman International Equity Fund - Class N	May 24, 2021
Bar Chart Table:
Annual Return 2015	6.25%
Annual Return 2016	2.75%
Annual Return 2017	27.11%
Annual Return 2018	(20.44%)
Annual Return 2019	23.88%
Annual Return 2020	5.88%